Condensed Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Sep. 30, 2017		$ 4	$ 7,446,335	$ (13,856,425)	$ (6,410,086)
Balance, shares at Sep. 30, 2017	250	43,105
Stock option expense			137,969		137,969
Warrants and penalty warrants issued with debt			44,036		44,036
Reclassification of Warrants to derivative liability			(261,484)		(261,484)
Shares issued for Conversion of notes including premiums reclassified		$ 61	2,135,754		2,135,815
Shares issued for Conversion of notes including premiums reclassified, shares		605,809
Shares issued for 3(a)(10) debt settlement		$ 11	513,077		513,088
Shares issued for 3(a)(10) debt settlement, shares		101,624
Shares issued for employee compensation			14,940		14,940
Shares issued for employee compensation, shares		2,000
Shares issued as debt issuance costs			68,145		68,145
Shares issued as debt issuance costs, shares		757
Shares issued to non- employees for services		$ 1	357,868		357,868
Shares issued to non- employees for services, shares		11,173
Shares to be issued to non-employees for services			17,231		17,231
Shares to be issued to non-employees for services, shares		2,692
Net loss				(5,774,867)	(5,774,867)
Balance at Sep. 30, 2018		$ 77	10,473,871	(19,631,292)	(9,157,344)
Balance, shares at Sep. 30, 2018	250	767,160
Share-based compensation			132,193		132,193
Shares issued for compensation			20		200
Shares issued for compensation, shares		200
Shares issued for services		$ 1	17,499		17,500
Shares issued for services, shares		11,667
Shares issued for cashless warrant exercise		$ 15	138,415		138,430
Shares issued for cashless warrant exercise, shares		148,133
Shares issued for conversion of notes and reclassification of debt premiums		$ 46	410,389		409,435
Shares issued for conversion of notes and reclassification of debt premiums, shares		458,844
Shares issued for 3(a)(10) debt settlement		$ 46	(46)
Shares issued for 3(a)(10) debt settlement, shares		409,435
Reclassification of debt and premium to APIC for 3(a)(10) debt settlement			450,938		450,938
Net loss				(2,082,412)	(2,082,412)
Balance at Mar. 31, 2019		$ 185	11,623,459	(21,713,704)	(10,090,060)
Balance, shares at Mar. 31, 2019	250	1,851,217
Balance at Sep. 30, 2018		$ 77	10,473,871	(19,631,292)	(9,157,344)
Balance, shares at Sep. 30, 2018	250	767,160
Stock option expense			265,113		265,113
Shares issued for compensation			650		650
Shares issued for compensation, shares		1,700
Shares issued for services		$ 4	21,537		21,541
Shares issued for services, shares		36,146
Shares issued for cashless warrant exercise		$ 15	138,415		138,430
Shares issued for cashless warrant exercise, shares		148,132
Shares issued for conversion of notes and reclassification of debt premiums		$ 76	470,400		470,476
Shares issued for conversion of notes and reclassification of debt premiums, shares		756,447
Shares issued for 3(a)(10) debt settlement		$ 127	(127)
Shares issued for 3(a)(10) debt settlement, shares		1,273,261
Reclassification of debt and premium to APIC for 3(a)(10) debt settlement			450,939		450,939
Shares to be issued to non-employees for services		$ 27	29,973		30,000
Shares to be issued to non-employees for services, shares		272,500
Net loss				(7,115,159)	(7,115,159)
Balance at Sep. 30, 2019		$ 326	11,850,771	(26,746,451)	(14,895,354)
Balance, shares at Sep. 30, 2019	250	3,255,346
Balance at Dec. 31, 2018		$ 105	10,986,687	(20,696,834)	(9,709,862)
Balance, shares at Dec. 31, 2018	250	1,046,869
Share-based compensation			65,370		65,370
Shares issued for compensation			200		200
Shares issued for compensation, shares		200
Shares issued for services		$ 1	17,499		17,500
Shares issued for services, shares		11,667
Shares issued for cashless warrant exercise		$ 11	70,187		70,199
Shares issued for cashless warrant exercise, shares		112,712
Shares issued for conversion of notes and reclassification of debt premiums		$ 21	108,382		108,403
Shares issued for conversion of notes and reclassification of debt premiums, shares		214,555
Shares issued for 3(a)(10) debt settlement		$ 46,523	(46,523)
Shares issued for 3(a)(10) debt settlement, shares		465,214
Reclassification of debt and premium to APIC for 3(a)(10) debt settlement			375,000		375,000
Net loss				(1,016,870)	(1,016,870)
Balance at Mar. 31, 2019		$ 185	11,623,459	(21,713,704)	(10,090,060)
Balance, shares at Mar. 31, 2019	250	1,851,217
Balance at Sep. 30, 2019		$ 326	11,850,771	(26,746,451)	(14,895,354)
Balance, shares at Sep. 30, 2019	250	3,255,346
Share-based compensation			132,599		132,599
Shares issued for services		$ 26	23,350		23,376
Shares issued for services, shares		263,948
Shares issued for conversion of notes and reclassification of debt premiums		$ 109	43,048		43,157
Shares issued for conversion of notes and reclassification of debt premiums, shares		1,090,185
Cancellation of shares issued for 3(a)(10) debt settlement		$ (19)	19
Cancellation of shares issued for 3(a)(10) debt settlement, shares		(194,520)
Net loss				(1,521,063)	(1,521,063)
Balance at Mar. 31, 2020		$ 442	12,049,787	(28,267,514)	(16,217,285)
Balance, shares at Mar. 31, 2020	250	4,414,959
Balance at Dec. 31, 2019		$ 368	11,974,849	(27,413,294)	(15,438,077)
Balance, shares at Dec. 31, 2019	250	3,670,112
Share-based compensation			$ 66,097		$ 66,097
Shares issued for compensation, shares		2	1,874		1,876
Shares issued for services		$ 23,948
Shares issued for cashless warrant exercise, shares		72	6,967		7,039
Shares issued for conversion of notes and reclassification of debt premiums		$ 720,899
Net loss				$ (854,220)	$ (854,220)
Balance at Mar. 31, 2020		$ 442	$ 12,049,787	$ (28,267,514)	$ (16,217,285)
Balance, shares at Mar. 31, 2020	250	4,414,959